Acquisitions and Disposal of Subsidiary - Summary of Purchase Price of the Assets (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Business Acquisition [Line Items]
Total assets acquired	¥ 3,806
Deferred tax liabilities	(927)
Accrued expenses and other current liabilities	(816)
Total liabilities assumed	(1,743)
Net assets acquired	2,063
Medical lnstitution license [Member]
Business Acquisition [Line Items]
Intangible assets-Insurance agency licenses	3,708
Trademark and software copyright [Member]
Business Acquisition [Line Items]
Intangible assets-Insurance agency licenses	¥ 98